Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of the Company’s property, plant and equipment and the movements for the six months ended June 30, 2023 are as follows:

2023
US$’000 (Unaudited)
At January 1, 2023
Cost	130,377
Accumulated depreciation	(25,209)
Net carrying amount	105,168
At January 1, 2023, net of accumulated depreciation	105,168
Additions	13,204
Disposals	(141)
Depreciation provided during the period	(5,303)
Exchange realignment	(1,950)
Transfers	—
At June 30, 2023, net of accumulated depreciation	110,978
At June 30, 2023
Cost	140,232
Accumulated depreciation	(29,254)
Net carrying amount	110,978